Debt securities held-to-maturity (Tables)	12 Months Ended
Dec. 31, 2019
Investments [Abstract]
Debt Securities, Held-to-maturity
	At December 31, 2019
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$3,745	$-	$11	$3,734	6.01%
After 1 to 5 years	17,580	-	320	17,260	6.11
After 5 to 10 years	18,195	-	1,607	16,588	3.11
After 10 years	46,036	9,384	-	55,420	1.67
Total obligations of Puerto Rico, States and political subdivisions	85,556	9,384	1,938	93,002	3.08
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	45	2	-	47	6.44
Total collateralized mortgage obligations - federal agencies	45	2	-	47	6.44
Securities in wholly owned statutory business trusts
After 10 years	11,561	-	-	11,561	6.51
Total securities in wholly owned statutory business trusts	11,561	-	-	11,561	6.51
Other
Within 1 year	500	-	-	500	2.97
Total other	500	-	-	500	2.97
Total debt securities held-to-maturity	$97,662	$9,386	$1,938	$105,110	3.49%
	At December 31, 2018
		Gross	Gross		Weighted
	Amortized	unrealized	unrealized	Fair	average
(In thousands)	cost	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$3,510	$-	$36	$3,474	5.99%
After 1 to 5 years	16,505	-	1,081	15,424	6.07
After 5 to 10 years	23,885	-	1,704	22,181	3.61
After 10 years	45,559	3,943	47	49,455	1.79
Total obligations of Puerto Rico, States and political subdivisions	89,459	3,943	2,868	90,534	3.23
Collateralized mortgage obligations - federal agencies
After 5 to 10 years	55	3	-	58	5.45
Total collateralized mortgage obligations - federal agencies	55	3	-	58	5.45
Securities in wholly owned statutory business trusts
After 10 years	11,561	-	-	11,561	6.51
Total securities in wholly owned statutory business trusts	11,561	-	-	11,561	6.51
Other
After 1 to 5 years	500	-	-	500	2.97
Total other	500	-	-	500	2.97
Total debt securities held-to-maturity	$101,575	$3,946	$2,868	$102,653	3.60%

Schedule Of Aggregate Amortized Cost And Fair Value Of HTMs By Contractual Maturity
(In thousands)	Amortized cost	Fair value
Within 1 year	$4,245	$4,234
After 1 to 5 years	17,625	17,307
After 5 to 10 years	18,195	16,588
After 10 years	57,597	66,981
Total debt securities held-to-maturity	$97,662	$105,110

Debt Securities Held To Maturity Unrealized Loss Position Fair Value
	At December 31, 2019
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$17,544	$291	$12,673	$1,647	$30,217	$1,938
Total debt securities held-to-maturity in an unrealized loss position	$17,544	$291	$12,673	$1,647	$30,217	$1,938

	At December 31, 2018
	Less than 12 months		12 months or more		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
(In thousands)	value	losses	value	losses	value	losses
Obligations of Puerto Rico, States and political subdivisions	$27,471	$1,165	$13,307	$1,703	$40,778	$2,868
Total debt securities held-to-maturity in an unrealized loss position	$27,471	$1,165	$13,307	$1,703	$40,778	$2,868